Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	AZZAD FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001031008
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	adjex
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2021
Prospectus Date	rr_ProspectusDate	Jan. 26, 2021
Azzad Ethical Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Azzad Ethical Fund’s investment objective is to provide shareholders with long-term total returns using means that are consistent with the Adviser’s ethical principles.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Ethical Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Azzad Ethical Fund (the “Ethical Fund”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Ethical Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Ethical Fund’s performance. During the most recent fiscal year, the Ethical Fund’s portfolio turnover rate was 34.77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.77%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Ethical Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Ethical Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ethical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Ethical Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that the Adviser believes are high quality and/or exhibit above-average growth potential, which, for the purposes of this Ethical Fund, typically are companies with market capitalizations similar to those issuers included in the Russell Midcap® Growth Index (the “Index”) over the last 13 months at the time of purchase. As of December 31, 2020, this range of market capitalizations in the Index was between approximately $739.27 million and $61.396 billion. The size of the companies in an index changes with market conditions and the composition of the index. Under normal market conditions, the Ethical Fund will invest at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in securities meeting the Fund’s ethical investment criteria.

The Ethical Fund seeks total return, which includes income from dividends and capital appreciation of portfolio securities held by the Ethical Fund.

Ivy Investment Management Company (“IICO”) assists the Adviser in the management of the Ethical Fund by providing an investment model for the Adviser to use in managing the Ethical Fund’s investments. In addition, IICO recommends which securities should be purchased, retained or sold by the Ethical Fund, in accordance with the model. The Adviser retains sole discretion as to the timing and implementation of IICO’s recommendations. The Adviser will screen IICO’s model for companies that comply with the Ethical Fund’s ethical investment restrictions. From the screened model, the Adviser will decide which securities to purchase for the Ethical Fund. The Adviser may also choose to replace investments that do not pass its ethical investment restrictions with suitable replacements.

In selecting securities for its model, IICO primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. IICO may look at various factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of IICO’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to exit a position, IICO considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, unexpected and poorly explained management changes, and to take advantage of what it believes are more attractive investment opportunities.

The Adviser will sell a security if it falls out of compliance with the Ethical Fund’s ethical investment restrictions. The Adviser may also sell securities for a variety of reasons, such as when it is sold from IICO’s model, to secure gains, limit losses, raise cash, or redeploy assets into opportunities believed to be more promising, among others.

If the Adviser’s strategies do not work as intended, the Ethical Fund may not achieve its objective.

To take advantage of market inefficiencies, the Ethical Fund may be actively traded. During these periods, the Ethical Fund may have a higher turnover rate.

Ethical Investment Restrictions

The Ethical Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, pork, gambling, hydraulic fracturing, private prisons, or weapons industries as determined by the Adviser.

The Ethical Fund will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Ethical Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Adviser makes every effort to achieve the Ethical Fund’s objective, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in the Ethical Fund. The principal risks include:

❖	Medium-capitalization stocks held by the Ethical Fund could fall out of favor and returns would subsequently trail returns from the overall stock market. The performance of such stocks also could be more volatile than large-capitalization stocks. Medium-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

❖	Growth stocks can react differently to issuer, political, market, and economic developments than the market, and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

❖	Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Ethical Fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies typically have less seasoned management, narrower product lines, and less capital reserves and liquidity than larger companies.

❖	The stock market may fall in value, causing prices of stocks held by the Ethical Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market and economic conditions and on investors’ perception of a company’s soundness. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

❖	At times, the Ethical Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Ethical Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

❖	Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

❖	The Ethical Fund’s ethical investment restrictions do not allow investing in certain businesses, and there are broad limitations upon the types of securities or other instruments in which the Ethical Fund may invest, as well as upon commonly used investment techniques. As a result, the Ethical Fund will not be able to participate in strong performance from those businesses and may not be able to earn income comparable to other funds from non-invested assets.

❖	The Ethical Fund is subject to management risk because it is an actively managed portfolio. The Adviser’s management practices and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation or depreciation potential.

❖	The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Ethical Fund. Therefore, the Ethical Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

You should consider investing in the Ethical Fund if you are looking for long-term total return and are willing to accept the associated risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Ethical Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Ethical Fund by showing changes in the Ethical Fund’s performance from year to year and by showing how the Ethical Fund’s average annual returns for a calendar 1-year, 5-year and 10-year period compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-350-3369. The Ethical Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-350-3369
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.azzadasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Ethical Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for the Years Ended December 31
Annual Return 2011	rr_AnnualReturn2011	2.09%
Annual Return 2012	rr_AnnualReturn2012	7.74%
Annual Return 2013	rr_AnnualReturn2013	36.36%
Annual Return 2014	rr_AnnualReturn2014	6.42%
Annual Return 2015	rr_AnnualReturn2015	(5.84%)
Annual Return 2016	rr_AnnualReturn2016	2.48%
Annual Return 2017	rr_AnnualReturn2017	23.22%
Annual Return 2018	rr_AnnualReturn2018	(3.28%)
Annual Return 2019	rr_AnnualReturn2019	30.01%
Annual Return 2020	rr_AnnualReturn2020	30.42%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period 01-01-2020 through 12-31-2020 the total return for the Ethical Fund was 30.42%

Best Quarter: 6-30-2020 28.57%

Worst Quarter: 3-31-2020 -18.23%

The Ethical Fund’s inception date was December 22, 2000

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.23%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant if your Ethical Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if your Ethical Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.

[1]	As of November 1, 2020, the Board approved the removal of the redemption fee.
[2]	The Fund's Adviser has agreed to contractually waive all or a portion of its fees and/or reimburse the Fund for certain operating expenses, to the extent necessary to limit the Fund's net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation and other extraordinary expenses) to 0.99% of average daily net assets through December 1, 2023. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years from the time the fees were waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund's Board of Trustees (the "Board").